Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended								12 Months Ended									12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended			12 Months Ended						12 Months Ended							12 Months Ended	1 Months Ended			12 Months Ended						12 Months Ended			1 Months Ended
	Jan. 31, 2014	Feb. 28, 2013	Feb. 20, 2013	Feb. 15, 2013	Jan. 31, 2013	Jul. 28, 2012	May 31, 2012	Apr. 30, 2012	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Feb. 01, 2014	Feb. 01, 2014	Feb. 01, 2014	Feb. 01, 2014	Feb. 01, 2014	Feb. 01, 2014 Thereafter	Feb. 01, 2014 Maximum	Feb. 15, 2013 Other Assets	Feb. 01, 2014 Other Assets	Feb. 20, 2013 Holdco notes	Feb. 01, 2014 Holdco Notes	Nov. 07, 2013 Holdco Notes	May 17, 2013 Third Amendment	May 17, 2013 Third Amendment Scenario 1	Feb. 15, 2013 Consulting Services	Feb. 20, 2013 Interest Payment In Cash Holdco notes	Feb. 20, 2013 Payment in Kind (PIK) Note Holdco notes	Feb. 01, 2014 Long-term Debt	Feb. 02, 2013 Long-term Debt	Jan. 28, 2012 Long-term Debt	Feb. 01, 2014 Long-term Debt Holdco notes	Feb. 01, 2014 Long-term Debt Third Amendment	Feb. 01, 2014 Long-term Debt Second Amendment	Feb. 01, 2014 Term Loan Facility	May 31, 2012 Term Loan Facility BasisPoint	Feb. 24, 2011 Term Loan Facility	Feb. 01, 2014 Term Loan Facility Maximum	Feb. 01, 2014 Term Loan Facility Maximum Through November 1, 2014	Feb. 01, 2014 Term Loan Facility Maximum Through October 31, 2015	Feb. 01, 2014 Term Loan Facility Maximum Through January 30, 2016	Feb. 01, 2014 Term Loan Facility Long-term Debt	May 31, 2012 Term B-1 Loans	Feb. 01, 2014 Senior Secured Term Loan Facilities	Feb. 02, 2013 Senior Secured Term Loan Facilities	Feb. 01, 2014 Senior Secured Term Loan Facilities Adjusted London Interbank Offered Rate	Feb. 01, 2014 Senior Secured Term Loan Facilities Federal Funds Rate	Feb. 01, 2014 Senior Secured Term Loan Facilities One Month Adjusted London Interbank Offered Rate	Feb. 01, 2014 2019 Senior Notes	Feb. 02, 2013 2019 Senior Notes	Feb. 24, 2011 2019 Senior Notes	Feb. 01, 2014 ABL Senior Secured Revolving Facility	Feb. 02, 2013 ABL Senior Secured Revolving Facility	Sep. 02, 2011 ABL Senior Secured Revolving Facility	Sep. 02, 2011 ABL Senior Secured Revolving Facility Maximum	Sep. 02, 2011 ABL Senior Secured Revolving Facility Minimum	Sep. 02, 2011 ABL Senior Secured Revolving Facility Amendment of Credit Facility	Sep. 02, 2011 ABL Senior Secured Revolving Facility Amendment of Credit Facility Maximum London Interbank Offered Rate (LIBOR)	Sep. 02, 2011 ABL Senior Secured Revolving Facility Amendment of Credit Facility Maximum Prime Rate	Sep. 02, 2011 ABL Senior Secured Revolving Facility Amendment of Credit Facility Minimum London Interbank Offered Rate (LIBOR)	Sep. 02, 2011 ABL Senior Secured Revolving Facility Amendment of Credit Facility Minimum Prime Rate
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																					$ 1,000,000,000															$ 148,600,000	$ 213,700,000	$ 600,000,000			$ 900,000,000
Line of credit facility, basis points																																				50
Line of Credit Facility, amount outstanding																								871,000,000																			950,500,000									0	0
Repayments on long term debt									36,533,000	205,749,000	42,500,000																																119,300,000
Long-Term Debt, periodic payments						2,400,000
Long-Term Debt, payment	30,000,000				70,000,000		9,500,000	7,000,000
Loss on Extinguishment of Debt	(800,000)								(16,094,000)	(2,222,000)	(37,764,000)											(14,700,000)													(600,000)
Debt Extinguishment fees										3,900,000
Deferred financing cost										300,000												6,500,000							30,100,000	24,900,000		11,900,000	8,600,000	1,600,000
Term loan amendment, restricted payment basket amount				25,000,000
Term loan amendment, additional fee				8,900,000					8,700,000										1,600,000	8,600,000						8,600,000
Term loan amendment, restricted payment basket				The Second Amendment created a restricted payments basket of $25.0 million and permits Burlington Coat Factory Investments Holdings, Inc. (the parent of BCFWC and indirect subsidiary of Burlington Stores, Inc.) and all of its subsidiaries (Holdings) to use the “available amount” to make restricted payments (which basket includes retained excess cash flow, in an amount not to exceed 50% of BCFWC’s consolidated net income (as defined in the indenture governing the 10% Senior Notes due 2019) since the second quarter of Fiscal 2011), in each case so long as certain conditions are satisfied.
Line of Credit Facility,decrease in interest rate																								1.00%	0.25%
Line of Credit Facility,decrease in LIBOR floor																								0.25%
Term Loan, interest rate description																								BCFWC entered into Amendment No. 3 (Third Amendment) to the Term Loan Credit Agreement, in order to, among other things, reduce the interest rates applicable to the Term Loan Facility by 100 basis points (provided that such interest rates shall be further reduced by 25 basis points if BCFWC’s consolidated secured leverage ratio is less than or equal to 2.25:1) and to reduce the LIBOR floor by 25 basis points.
Costs Related to Debt Amendment paid to third party									2,600,000
Term loan facility, quarterly payments									2,200,000
Consolidated leverage ratio, total debt to Adjusted EBITDA																																						3.5	5.50	5.00	4.75
Consolidated interest coverage ratio, interest expense to Adjusted EBITDA																																						4.2		2.00	2.10
Line of Credit Facility, interest rate																																														1.00%	0.50%	1.00%										2.25%	1.25%	1.75%	0.75%
Long-Term Debt, interest rate																																												4.30%	5.50%
Line of Credit Facility, uncommitted incremental																		150,000,000
Line of Credit Facility, maturity period									6 years
Aggregate principal amount of senior notes																					350,000,000		221,800,000																										450,000,000	450,000,000	450,000,000
Long-Term Debt, interest rate																											9.00%	9.75%																					10.00%	10.00%	10.00%
Senior notes, issue price																					98.00%
Net proceeds from offering used to pay dividend		336,000,000	336,000,000
Redemption premium																						4,400,000
Deferred financing fees write off																						3,800,000										6,500,000	300,000									500,000
Line of Credit Facility, maturity date																																																	Feb. 15, 2019	Feb. 15, 2019							Sep. 02, 2016
Line of Credit Facility, commitment fees																																																							1.00%	0.75%	0.375%
Line of Credit Facility, amount available																																																				456,200,000	422,700,000
Line of Credit Facility, Average borrowings																																																				35,400,000	34,500,000
Line of Credit Facility, Average interest rate																																																				2.10%	2.10%
Capital lease obligations, interest charges									14,309,000			1,800,000	1,800,000	1,700,000	1,800,000	1,500,000	5,700,000
Amortization of deferred financing fees									$ 9,574,000	$ 5,805,000	$ 11,904,000																		$ 9,600,000	$ 5,800,000	$ 8,300,000
Deferred financing fees, weighted average amortization period									3 years 6 months